Schedule of Valuation and Qualifying Accounts (Detail) - Allowance For Mortgage Loan [Member] - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Activity in the valuation allowance for mortgage loans
Valuation Allowances and Reserves, beginning Balance		$ 32	$ 26	$ 26
Charged to costs and expenses		6	8	2
Charged to other accounts		0	0	0
Deductions	[1]	(4)	(2)	(2)
Valuation Allowances and Reserves, Ending Balance		$ 34	$ 32	$ 26

[1]	Amounts generally represent payoffs, sales and recoveries.